Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	¥ 172,272,429	$ 23,965,337	¥ 97,051,679
Less: accumulated depreciation	(10,621,001)	(1,477,519)	(4,916,961)
impairment	(35,839,687)	(4,985,767)
Total	125,811,741	17,502,051	92,134,718
Office electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	1,121,533	156,019	1,144,347
Office fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	182,845	25,436	174,652
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	1,201,452	167,138	1,201,452
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	169,766,599	23,616,744	94,259,656
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal			¥ 271,572